Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	306,256	306,256	233,580	233,580
Derivatives instruments (note 12)
Interest rate swap agreements	Level 2	(163,972)	(163,972)	(107,074)	(107,074)
Cross currency swap agreement	Level 2	—	—	(4,538)	(4,538)
Foreign currency forward contracts	Level 2	575	575	(4,650)	(4,650)

Non-Recurring:
Vessels held for sale (note 18)	Level 2	15,374	15,374	—	—
Vessels and equipment (note 18)	Level 2	176,577	176,577	—	—

Other:
Long-term debt - public (note 8)	Level 1	(1,067,740)	(1,069,204)	(1,027,696)	(977,917)
Long-term debt - non-public (note 8)	Level 2	(2,111,210)	(2,136,315)	(2,070,046)	(2,082,316)
Due to related parties - current (notes 11c and 11j)	Level 2	(20,000)	(19,781)	(125,000)	(123,025)
Obligations related to finance leases (note 14c)	Level 2	(21,453)	(23,800)	—	—

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Direct financing leases	Payment activity	Performing	3,875	4,793